(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Social contribution [Member]
Statement Line Items [Line Items]
Total	R$ 105,065	R$ 86,377
Social contribution [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	45,872	50,497
Social contribution [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	11,215	12,251
Social contribution [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	21,513	23,629
Social contribution [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	26,466	0
Social contribution [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	0	0
Income tax [Member]
Statement Line Items [Line Items]
Total	342,262	295,987
Income tax [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	127,421	140,270
Income tax [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	38,491	42,044
Income tax [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	88,843	97,584
Income tax [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	73,515	0
Income tax [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ 13,992	R$ 16,090